As filed with the Securities and Exchange Commission on December 30, 1998
                                                      Registration Nos. 33-33479
                                                                        811-6048
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------
                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                          Pre-Effective Amendment No.                      [ ]
                        Post-Effective Amendment No. 14                    [x]
                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                     [ ]
                               Amendment No. 16                            [x]
                        (Check appropriate box or boxes)

                                PRUDENTIAL GLOBAL
                          LIMITED MATURITY FUND, INC.
               (Exact name of registrant as specified in charter)

                            GATEWAY CENTER THREE
                         100 Mulberry Street, 9th Floor
                         NEWARK, NEW JERSEY 07102-4077
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (973) 367-1496

                             Caren Cunningham, Esq.

                           Gateway Center Three (GC3)

                         100 Mulberry Street, 9th Floor

                         Newark, New Jersey 07102-4077

                     (Name and Address of Agent for Service)

                  Approximate date of proposed public offering:
 As soon as practicable after the effective date of the Registration Statement.

 It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[x] on January 14, 1999 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(i)

[ ] on (date)  pursuant to paragraph  (a) (i)

[ ] 75 days after filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485. If appropriate, check the following box:

[x] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Common Stock, Par Value $.001 per share.

Parts A, B and C of Form N-1A are hereby incorporated by reference to Parts A, B and C, respectively of Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A (File No. 33-33479) filed on November 2, 1998.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 28th day of December, 1998.

                                      PRUDENTIAL GLOBAL LIMITED MATURITY FUND,
INC.



                                      /s/ Brian M. Storms
                                     ----------------------------
                                      (Brian M. Storms, President)

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           SIGNATURE                       TITLE                   DATE
------------------------------   ------------------------   ------------------
/s/ Grace C. Torres              Treasurer and              December 28, 1998
----------------------------     Principal Financial and
Grace C. Torres                  Accounting Officer

/s/ Edward D. Beach              Director                   December 28, 1998
----------------------------
Edward D. Beach

/s/ Delayne Dedrick Gold         Director                   December 28, 1998
----------------------------
Delayne Dedrick Gold

/s/ Robert F. Gunia              Director                   December 28, 1998
----------------------------
Robert F. Gunia

/s/ Douglas McCorkindale         Director                   December 28, 1998
----------------------------
Douglas McCorkindale

/s/ Mendel A. Melzer             Director                   December 28, 1998
----------------------------
Mendel A. Melzer

/s/ Thomas T. Mooney             Director                   December 28, 1998
----------------------------
Thomas T. Mooney

/s/ Stephen P. Munn              Director                   December 28, 1998
----------------------------
Stephen P. Munn

/s/ Richard A. Redeker           Director                   December 28, 1998
----------------------------
Richard A. Redeker

/s/ Robin B. Smith               Director                   December 28, 1998
----------------------------
Robin B. Smith

/s/ Brian M. Storms              President and Director     December 28, 1998
----------------------------
Brian M. Storms

/s/ Louis A. Weil, III           Director                   December 28, 1998
----------------------------
Louis A. Weil, III

/s/ Clay T. Whitehead            Director                   December 28, 1998
----------------------------
Clay T. Whitehead

                                  EXHIBIT INDEX
 (a) (1).Amended and Restated Articles of Incorporation3
     (2) Articles of Amendment to the Articles of Incorporation effective October 3, 1995.4
     (3) Articles of Amendment to the Articles of Incorporation effective October 17, 1995.4
     (4) Articles Supplementary.5
     (5) Articles Supplementary (Class C Change)*

 (b) By-Laws.1

 (c) Instruments defining rights of shareholders.2

 (d) (1) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc.1
     (2) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation.1
     (3) Sub-Investment Management Agreement between the Prudential Investment Corporation and PRICOA Asset Management Limited*

 (e) (1) Distribution Agreement.6
     (2) Form of Selected Dealer Agreement.6
 (g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company .1
     (2) Form of Amendment to Custodian Contract between the Registrant and State Street Bank and Trust Company.4

 (h) Transfer Agency and Dividend Disbursing Agreement between the Registrant and Prudential Mutual Fund Services, Inc.1

 (j) Accountants Consent*

 (m) (a) Amended and Restated Distribution and Service Plan for Class A shares6
     (b) Amended and Restated Distribution and Service Plan for Class B6

     (c) Amended and Restated Distribution and Service Plan for Class C shares6

     (n) Financial Data Schedules, filed as Exhibit 27 for electronic purposes*

     (o) Amended and Restated Rule 18f-3 Plan*

---------
1. Incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-33479) filed on October
   22, 1990.
2. Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 33-33479) filed on December
   30, 1993.
3. Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-33479) filed on January 3, 1995.
4. Incorporated by reference to the Registration Statement on Form N-14 (File No. 33-63625) filed on October 24, 1995.
5. Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File No. 33-33479) filed on December
   27, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 33-33479) filed on November
   2, 1998.
* To be filed by amendment.
                                       C-6